UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT                November 16, 2009
-----------------------     --------------------------    ----------------------
   [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $ 2,920,334
                                        (in thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE       SHRD NONE
--------------                --------------    -----       -------   -------    --- ----   ----------   -----  ----       ---- ----
ADVOCAT INC                   COM              007586100      3,219      443,952 SH         Sole         None      443,952
AGRIUM INC                    COM              008916108     70,413    1,414,190 SH         Sole         None    1,414,190
AMGEN INC                     COM              031162100      3,352       55,660 SH         Sole         None       55,660
ANGIODYNAMICS INC             COM              03475V101      2,782      201,900 SH         Sole         None      201,900
ANGIOTECH PHARMACEUTICALS IN  COM              034918102        805      465,126 SH         Sole         None      465,126
APACHE CORP                   COM              037411105     55,950      609,277 SH         Sole         None      609,277
APPLIED MATLS INC             COM              038222105     26,921    2,012,021 SH         Sole         None    2,012,021
ARENA PHARMACEUTICALS INC     COM              040047102        492      110,095 SH         Sole         None      110,095
AUTOMATIC DATA PROCESSING IN  COM              053015103     24,370      620,090 SH         Sole         None      620,090
BAKER HUGHES INC              COM              057224107     69,366    1,626,030 SH         Sole         None    1,626,030
BIOMARIN PHARMACEUTICAL INC   COM              09061G101     45,091    2,493,952 SH         Sole         None    2,493,952
BOSTON SCIENTIFIC CORP        COM              101137107     56,941    5,376,878 SH         Sole         None    5,376,878
BP PLC                        SPONSORED ADR    055622104    167,793    3,152,221 SH         Sole         None    3,152,221
BROOKDALE SR LIVING INC       COM              112463104      1,813      100,000 SH         Sole         None      100,000
CAPITAL SR LIVING CORP        COM              140475104      1,350      221,301 SH         Sole         None      221,301
CELGENE CORP                  COM              151020104      4,668       83,500 SH         Sole         None       83,500
CISCO SYS INC                 COM              17275R102    119,880    5,092,604 SH         Sole         None    5,092,604
COMCAST CORP NEW              CL A             20030N101    103,755    6,146,602 SH         Sole         None    6,146,602
COOPER COS INC                COM NEW          216648402     24,692      830,532 SH         Sole         None      830,532
COVIDIEN PLC                  SHS              G2554F105    249,185    5,760,170 SH         Sole         None    5,760,170
CUBIST PHARMACEUTICALS INC    COM              229678107      1,065       52,725 SH         Sole         None       52,725
ELAN PLC                      ADR              284131208      1,423      200,100 SH         Sole         None      200,100
EMERSON ELEC CO               COM              291011104     23,009      574,083 SH         Sole         None      574,083
ENCANA CORP                   COM              292505104     29,795      515,793 SH         Sole         None      515,793
EOG RES INC                   COM              26875P101     75,052      898,723 SH         Sole         None      898,723
EV3 INC                       COM              26928A200      2,277      185,000 SH         Sole         None      185,000
EVEREST RE GROUP LTD          COM              G3223R108     95,244    1,086,020 SH         Sole         None    1,086,020
FOSTER WHEELER AG             COM              H27178104     72,404    2,269,005 SH         Sole         None    2,269,005
GENERAL ELECTRIC CO           COM              369604103     54,090    3,294,129 SH         Sole         None    3,294,129
GENZYME CORP                  COM              372917104      3,350       59,050 SH         Sole         None       59,050
GILEAD SCIENCES INC           COM              375558103      2,995       64,400 SH         Sole         None       64,400
GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106     31,775    2,305,861 SH         Sole         None    2,305,861
HEALTHSOUTH CORP              COM NEW          421924309     56,381    3,604,913 SH         Sole         None    3,604,913
HOSPIRA INC                   COM              441060100   5,898.35      132,250 SH         Sole         None      132,250
HUMAN GENOME SCIENCES INC     COM              444903108      4,705      250,000 SH         Sole         None      250,000
IDENIX PHARMACEUTICALS INC    COM              45166R204        822      265,900 SH         Sole         None      265,900
IMMUNOGEN INC                 COM              45253H101      2,707      333,800 SH         Sole         None      333,800
INSPIRE PHARMACEUTICALS INC   COM              457733103      1,398      267,800 SH         Sole         None      267,800
JPMORGAN CHASE & CO           COM              46625H100     25,148      573,884 SH         Sole         None      573,884
KB FINANCIAL GROUP INC        SPONSORED ADR    48241A105     18,574      360,879 SH         Sole         None      360,879
L-3 COMMUNICATIONS HLDGS INC  COM              502424104     31,470      391,809 SH         Sole         None      391,809
LORILLARD INC                 COM              544147101     47,762      642,825 SH         Sole         None      642,825
MARATHON OIL CORP             COM              565849106     62,935    1,972,872 SH         Sole         None    1,972,872
MERCK & CO INC                COM              589331107    116,608    3,686,639 SH         Sole         None    3,686,639
METROPCS COMMUNICATIONS INC   COM              591708102     27,985    2,989,818 SH         Sole         None    2,989,818
MICROSOFT CORP                COM              594918104     75,901    2,951,057 SH         Sole         None    2,951,057
MOLSON COORS BREWING CO       CL B             60871R209     60,178    1,236,189 SH         Sole         None    1,236,189
NEWMONT MINING CORP           COM              651639106     47,530    1,079,738 SH         Sole         None    1,079,738
NOBLE ENERGY INC              COM              655044105    101,418    1,537,563 SH         Sole         None    1,537,563
NORTHROP GRUMMAN CORP         COM              666807102     68,705    1,327,626 SH         Sole         None    1,327,626
NOVAMED INC DEL               COM              66986W108      1,441      318,155 SH         Sole         None      318,155
ONYX PHARMACEUTICALS INC      COM              683399109      3,557      118,700 SH         Sole         None      118,700
ORACLE CORP                   COM              68389X105     39,606    1,900,467 SH         Sole         None    1,900,467
PHILIP MORRIS INTL INC        COM              718172109    113,733    2,333,473 SH         Sole         None    2,333,473
PROTECTIVE LIFE CORP          COM              743674103     38,397    1,792,580 SH         Sole         None    1,792,580
PRUDENTIAL FINL INC           COM              744320102     78,936    1,581,562 SH         Sole         None    1,581,562
PSYCHIATRIC SOLUTIONS INC     COM              74439H108      5,486      205,000 SH         Sole         None      205,000
RITE AID CORP                 COM              767754104      2,079    1,267,500 SH         Sole         None    1,267,500
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR    874039100     20,918    1,908,549 SH         Sole         None    1,908,549
TORCHMARK CORP                COM              891027104     72,400    1,667,050 SH         Sole         None    1,667,050
UNION PAC CORP                COM              907818108     28,529      488,932 SH         Sole         None      488,932
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209    231,978   10,310,116 SH         Sole         None   10,310,116
WRIGHT MED GROUP INC          COM              98235T107      1,561       87,401 SH         Sole         None       87,401
YAMANA GOLD INC               COM              98462Y100     96,315    8,993,042 SH         Sole         None    8,993,042
ZIMMER HLDGS INC              COM              98956P102      2,993       55,998 SH         Sole         None       55,998
ZYMOGENETICS INC              COM              98985T109        966      160,000 SH         Sole         None      160,000

SK 03716 0007 1041922